Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Taxes Details Narrative
Deferred tax asset, net
Change in valuation allowance	$ 6,700
Net operating loss carryforwards	$ 71,938	$ 88,419
Net operating loss carryforwards expire	2032